Schedule of investments
Delaware Ivy Core Equity Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.91%
Communication Services — 4.87%
Alphabet Class A †	1,225,386	$ 108,115,807
Take-Two Interactive Software †	533,684	55,572,515
		163,688,322
Consumer Discretionary — 6.40%
Amazon.com †	716,935	60,222,540
Aptiv *, †	772,087	71,904,462
AutoZone †	33,687	83,078,206
		215,205,208
Consumer Staples — 4.23%
Costco Wholesale	126,467	57,732,186
Sysco	1,107,370	84,658,436
		142,390,622
Energy — 3.83%
ConocoPhillips	720,300	84,995,400
Schlumberger	818,598	43,762,249
		128,757,649
Financials — 18.40%
American Express	289,181	42,726,493
Aon Class A	168,138	50,464,939
Artisan Partners Asset Management Class A	1,278,453	37,970,054
Bank of America	1,169,535	38,734,999
Blackstone *	657,562	48,784,525
Charles Schwab	885,417	73,719,819
CME Group	209,108	35,163,601
Discover Financial Services	137,485	13,450,158
Intercontinental Exchange	317,147	32,536,111
KKR & Co.	1,324,358	61,476,698
Morgan Stanley	964,567	82,007,486
Progressive	784,022	101,695,494
		618,730,377
Healthcare — 15.57%
Danaher	316,900	84,111,598
Eli Lilly & Co.	117,293	42,910,471
HCA Healthcare	369,331	88,624,667
UnitedHealth Group	363,924	192,945,226
Vertex Pharmaceuticals †	156,472	45,185,984
Zoetis	476,397	69,815,981
		523,593,927
Industrials — 12.84%
Airbus ADR *	2,789,607	82,739,744
Deere & Co.	175,042	75,051,008
Equifax *	341,758	66,424,085
Raytheon Technologies	447,969	45,209,031
Union Pacific	240,094	49,716,265
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
United Rentals †	317,406	$ 112,812,440
		431,952,573
Information Technology — 23.61%
Apple	748,963	97,312,763
Applied Materials	613,930	59,784,503
Intuit	145,177	56,505,792
Mastercard Class A	171,308	59,568,931
Microchip Technology	1,263,447	88,757,152
Microsoft	1,079,890	258,979,220
TE Connectivity	773,882	88,841,654
VeriSign †	355,783	73,092,059
Zebra Technologies Class A †	44,145	11,319,219
		794,161,293
Materials — 4.81%
Linde	296,774	96,801,743
Sherwin-Williams	273,857	64,994,482
		161,796,225
Utilities — 3.35%
NextEra Energy	1,348,910	112,768,876
		112,768,876
Total Common Stocks (cost $2,179,243,848)		3,293,045,072

Short-Term Investments — 1.79%
Money Market Mutual Funds — 1.79%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	15,033,762	15,033,762
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	15,033,762	15,033,762
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	15,033,762	15,033,762
NQ-IV001 [12/22] 2/23 (2741219)    1

Schedule of investments
Delaware Ivy Core Equity Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	15,033,763	$ 15,033,763
Total Short-Term Investments (cost $60,135,049)		60,135,049

Total Value of Securities—99.70% (cost $2,239,378,897)		3,353,180,121■
Receivables and Other Assets Net of Liabilities—0.30%		10,068,590
Net Assets Applicable to 234,018,375 Shares Outstanding—100.00%		$3,363,248,711

†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $4,819,184 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $4,971,138.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ-IV001 [12/22] 2/23 (2741219)